Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Valuation of Derivative liabilities

	February 21, 2014	February 18, 2014	January 13, 2014	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%	0.30%	0.30%
Expected volatility	124%	123%	123%	123.54%
Expected life (in years)	4.9	0.75	5.00	4.59
Expected dividend yield	-	-	-	-
Number of shares	1,391,539	55,497	941,539	500,000
Fair value	$6,037,639	$98,722	$3,431,541	$1,650,243

	May 25, 2013	December 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.30%	0.30%
Expected volatility	91.17%	123.54%
Expected life (in years)	1.60	4.59
Expected dividend yield	-	-
Number of shares	120,000	500,000
Fair value	$44,966	$1,650,243

Fair value of liabilities measured on a recurring basis

Fair Value Measurements at June 30, 2014
	Total Carrying Value at June 30, 2014	Quoted Prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable inputs (Level 3)
Derivative liabilities	$-	$-	$-	$-

		Fair Value Measurements at December 31, 2013
	Total Carrying Value at December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$1,650,243	$-	$-	$1,650,243

Changes in the fair value of Level 3 financial liabilities that are measured at fair value on a recurring basis

	For the six months ended	For the three and six months ended
	June 30, 2014	June 30, 2013
Beginning balance	$1,650,243	$-
Recognition of derivative liability	3,431,541	44,966
Net unrealized loss on derivative liabilities	1,074,795	-
Net unrealized gain on conversion feature liabilities	(20,218)	(1,642)
Adjustment to additional paid in capital upon conversion and modification	(6,136,361)	-
Ending balance	$-	$43,324

For the year ended
December 31, 2013
Beginning balance	$-
Recognition of conversion feature liability	44,966
Recognition of derivative liability - warrants	1,531,303
Net unrealized loss on derivative liabilities	73,974
Ending balance	$1,650,243